Performance Management - TORTOISE MLP ETF	Dec. 18, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]	The Fund has not commenced operations and does not have a performance history.
Performance One Year or Less [Text]	The Fund has not commenced operations and does not have a performance history.